Form N-CSR Cover	6 Months Ended
Feb. 28, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Adjustable Rate Securities Trust
Entity Central Index Key	0000771524
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025